Related Party Transactions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
RELATED PARTY TRANSACTION

NOTE 4 — RELATED PARTY TRANSACTIONS

The Company was originally incorporated in the Cayman Islands through the issuance of one common share to Ogier Global Subscriber (Cayman) Limited (“Ogier”) for the par value of $1.00 on March 18, 2025. On March 20, 2025, Ogier transferred the one common share held to SL Bio.

On March 18, 2025, Merger Sub I and Merger Sub II were incorporated through the issuance of one common share each to Ogier for the par value of $1.00 each. On March 20, 2025, Merger Sub I and Merger Sub II became wholly-owned subsidiaries of the Company when the one common share each held by Ogier was transferred to the Company for a total investment of $1.00 each.

As of December 31, 2025, the amount due to holding company was consisted of the following:

Name	Amount	Relationship	Note

SL Bio	$27,454	Holding company	Other payables, interest free and payment on demand.

HORIZON SPACE ACQUISITION II CORP
Related Party Transaction [Line Items]
RELATED PARTY TRANSACTION

Note 6 — Related Party Transactions

Founder Shares

On March 21, 2023, the Company issued 1 ordinary share of a par value of $0.0001 to the Sponsor without consideration. On July 26, 2024, the Sponsor acquired 1,725,000 ordinary shares (“Founder Shares”) for a purchase price of $25,000, or approximately $0.0145 per share and surrendered 1 ordinary share, all share amounts have been retroactively restated to reflect this issuance and surrender of 1 ordinary share. On August 2, 2024, Sponsor transferred (i) to each independent director nominee 20,000 Founder Shares, in the aggregate amount of 60,000 Founder shares, and (ii) to Chief Financial Officer, 10,000 Founder Shares, all at the original purchase price of $0.0145 per share when the Sponsor acquired such shares.

As of November 18, 2024, there were 1,725,000 Founder Shares issued and outstanding, amount with up to 225,000 Founder Shares are subject to forfeiture if the underwriters’ over-allotment is not exercised. On November 21, 2024, the underwriters exercised their over-allotment option in full, all 225,000 Founder Shares were no longer subject to forfeiture.

The Founder Shares are designated as ordinary shares and are identical to the Private Placement shares except for the following (a) the Founder Shares must be voted in favor of any proposed Business Combination and cannot vote for amendments that would prevent public shareholders from converting or selling their shares in connection with a Business Combination, (b) the Founder Shares cannot be converted into cash from the Trust Account in connection with a shareholder vote to approve the initial Business Combination or amend shareholders’ rights or pre-Business Combination activity. They do not participate in liquidating distributions if a Business Combination is not consummated; and (c) the Founder Shares cannot be transferred, assigned, or sold until the earlier of nine months after the initial Business Combination or upon certain triggering events (e.g., liquidation, merger). If the share price exceeds $12.00 for 20 out of 30 trading days post-Business Combination, the lock-up is released.

Promissory Notes — Related Parties

On July 25, 2024, the Company entered into a promissory note agreement (“Promissory Note Agreement”), pursuant which the Sponsor agreed to loan the Company up to $500,000 to be used for a portion of the expenses of the IPO. As of March 31, 2026 and December 31, 2025, the Company had not drawn any amounts under the Promissory Note Agreement.

On July 5, 2025, the Company issued unsecured promissory notes in the principal amount of $300,000 to its Sponsor to provide additional working capital. The promissory notes bear no interest and are payable upon the earlier of the consummation of a Business Combination or the Company’s termination date. At the Sponsor’s discretion, the promissory notes may be converted into private placement units upon completion of the Business Combination at a conversion price of $10.00 per unit, with each unit consisting of one ordinary share and one right. The proceeds from the $300,000 promissory notes were funded via wire transfer on July 7, 2025.

On November 17, 2025, an aggregate of $690,000 of the extension fee was deposited into the Trust Account for the Company’s public shareholders (the “Extension Payment”) by a designee of the Sponsor (the “Payee”), which enables the Company to extend the period of time it has to consummate its initial business combination by three months from November 18, 2025 to February 18, 2026. In connection with such extension fee, the Company issued an unsecured promissory note of $690,000 (the “Note”) to the Payee. At the Payee’s discretion, the promissory note may be converted into private placement units upon completion of the Business Combination at a conversion price of $10.00 per unit, each consisting of one ordinary share and one right.

As of March 31, 2026 and December 31, 2025, the outstanding balance under the promissory notes – related parties amounted to $990,000.

Amount Due to Related Party

Amount due to related party represents advancement made by the sponsor to the Company to pay formation expenses, a portion of the expenses of the IPO, and the Company’s ongoing operational expense. As of March 31, 2026 and December 31, 2025, the Company had amount due to related party amounted to $571,134 and $354,484, respectively.

Working Capital Notes

In addition, in order to meet with the Company’s working capital needs following the consummation of this offering or to extend the Company’s life, the Company’s founders, officers and directors or their affiliates/designees may, but are not obligated to, loan the Company funds, from time to time or at anytime, in whatever amount they deem reasonable in their sole discretion. The notes would either be paid upon consummation of our initial Business Combination, without interest, or, at the lender’s discretion, up to $2,500,000 of the notes may be converted upon consummation of our Business Combination into working capital units (“the Working Capital Units”) at a price of $10.00 per unit in addition to the convertible notes in connection with the potential extensions.

On May 18, 2026, the Company issued a promissory note (the “Working Capital Note”) to the Sponsor, under which the Sponsor agreed to loan the Company up to $850,000 to be used for a portion of the working capital. This loan is non-interest bearing, unsecured and is due at the earlier of (i) the consummation of the Company’s initial business combination or (ii) the date of expiry of the term of the Company. The Sponsor, as the payee, has the right, but not the obligation, to convert the note, in whole or in part, into Working Capital Units of the Company, that are identical to the Private Units issued by the Company in the Private Placement consummated simultaneously with the Company’s IPO, subject to certain exceptions, by providing the Company with written notice of the intention to convert at least two business days prior to the closing of a business combination. The number of Working Capital Units to be received by the Sponsor in connection with such conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to the Sponsor by (y) $10.00.

Administrative Support Services

Commencing on the date that the Company’s securities are first listed on NASDAQ through the earlier of consummation of the Company’s initial Business Combination and liquidation, the Company will pay an affiliate of Sponsor a total of $10,000 per month for office space, administrative and support services.

On February 5, 2025, upon the approval of the Board and Audit Committee of the Company, the Company and the Sponsor agreed to waive full payment of the Administrative Service Fee.

Note 5 — Related Party Transactions

Founder Shares

On March 21, 2023, the Company issued 1 ordinary shares of a par value of $0.0001 to the Sponsor without consideration. On July 26, 2024, the Sponsor acquired 1,725,000 ordinary shares (“Founder Shares”) for a purchase price of $25,000, or approximately $0.0145 per share and surrendered 1 ordinary share, all share amounts have been retroactively restated to reflect this issuance and surrender of 1 ordinary shares. On August 2, 2024, Sponsor transferred (i) to each independent director nominee 20,000 Founder Shares, in the aggregate amount of 60,000 Founder shares, and (ii) to Chief Financial Officer, 10,000 Founder Shares, all at the original purchase price of $0.0145 per share when the Sponsor acquired such shares.

As of November 18, 2024, there were 1,725,000 Founder Shares issued and outstanding, amount with up to 225,000 Founder Shares are subject to forfeiture if the underwriters’ over-allotment is not exercised. On November 21, 2024, the underwriters exercised their over-allotment option in full, all 225,000 Founder Shares were no longer subject to forfeiture.

The Founder Shares are designated as ordinary shares and are identical to the Private Placement shares except for the following (a) the Founder Shares must be voted in favor of any proposed Business Combination and cannot vote for amendments that would prevent public shareholders from converting or selling their shares in connection with a Business Combination, (b) the Founder Shares cannot be converted into cash from the Trust Account in connection with a shareholder vote to approve the initial Business Combination or amend shareholders’ rights or pre-Business Combination activity. They do not participate in liquidating distributions if a Business Combination is not consummated; and (c) the Founder Shares cannot be transferred, assigned, or sold until the earlier of nine months after the initial Business Combination or upon certain triggering events (e.g., liquidation, merger). If the share price exceeds $12.00 for 20 out of 30 trading days post-Business Combination, the lock-up is released.

Promissory Notes — Related Parties

On July 25, 2024, the Company entered into a promissory note agreement (“Promissory Note Agreement”), pursuant which the Sponsor agreed to loan the Company up to $500,000 to be used for a portion of the expenses of the IPO. As of December 31, 2025 and 2024, the Company had not drawn any amounts under the Promissory Note Agreement.

On July 5, 2025, the Company issued unsecured promissory notes in the principal of $300,000 to its Sponsor, to provide additional working capital. The promissory note bears no interest and is payable on the earlier of the consummation of a Business Combination or the Company’s termination date. At the Sponsor’s discretion, the promissory note may be converted into private placement units upon completion of the Business Combination at a conversion price of $10.00 per unit, each consisting of one ordinary share and one right. The proceeds were funded via wire transfer on July 7, 2025.

As of December 31, 2025 and 2024, the Company had drawn $300,000 and $0 on this promissory note.

On November 17, 2025, an aggregate of $690,000 of the extension fee was deposited into the Trust Account for the Company’s public shareholders (the “Extension Payment”) by a designee of the Sponsor (the “Payee”), which enables the Company to extend the period of time it has to consummate its initial business combination by three months from November 18, 2025 to February 18, 2026. In connection with such extension fee, the Company issued an unsecured promissory note of $690,000 (the “Note”) to the Payee. At the Payee’s discretion, the promissory note may be converted into private placement units upon completion of the Business Combination at a conversion price of $10.00 per unit, each consisting of one ordinary share and one right.

Amount Due to Related Party

Amount due to related party represents advancement made by the sponsor to the Company to pay formation expenses, a portion of the expenses of the IPO, and the Company’s ongoing operational expense. As of December 31, 2025 and 2024, the Company had amount due to related party amounted to $354,484 and $254,484, respectively.

Working Capital Loans

In addition, in order to meet with the Company’s working capital needs following the consummation of this offering or to extend the Company’s life, the Company’s founders, officers and directors or their affiliates/designees may, but are not obligated to, loan the Company funds, from time to time or at anytime, in whatever amount they deem reasonable in their sole discretion. Each loan (“Working Capital Loans”) would be evidenced by a promissory note. The notes would either be paid upon consummation of our initial Business Combination, without interest, or, at the lender’s discretion, up to $2,500,000 of the notes may be converted upon consummation of our Business Combination into working capital units (“the Working Capital Units”) at a price of $10.00 per unit in addition to the convertible notes in connection with the potential extensions. The Company’s shareholders have approved the issuance of the units and underlying securities upon conversion of such notes, to the extent the holder wishes to so convert them at the time of the consummation of the initial Business Combination. If the Company does not complete a Business Combination, the loans will not be repaid.

The Working Capital Units would be identical to the Private Units sold in the Private Placement. The terms of such loans by the Sponsor or its affiliates, if any, have not been determined and no written agreements exist with respect to such loans.

As of December 31, 2025 and 2024, the Company had no borrowings under the Working Capital Loans.

Administrative Support Services

Commencing on the date that the Company’s securities are first listed on NASDAQ through the earlier of consummation of the Company’s initial Business Combination and liquidation, the Company will pay an affiliate of Sponsor a total of $10,000 per month for office space, administrative and support services.

On February 5, 2025, upon the approval of the Board and Audit Committee of the Company, the Company and the Sponsor agreed to waive full payment of the Administrative Service Fee.